STATEMENTS OF CASH FLOWS (Unaudited) - USD ($)	9 Months Ended
	Sep. 30, 2017	Sep. 30, 2016
Operating Activities
Net loss of the period	$ (61,860)	$ (12,500)
Change in assets and liabilities
Accounts receivable	0	(120)
Accounts payable and accrued liabilities	0	7,025
Interest payable	0	2,686
Net cash used in operating activities	(61,860)	(2,909)
Financing Activities
Advances from related party	61,046	1,500
Net cash provided by financing activities	61,046	1,500
Net increase (decrease) in cash and equivalents	(813)	(1,409)
Cash and equivalents at beginning of the period	1,010	4,025
Cash and equivalents at end of the period	197	2,616
Supplemental cash flow information:
Interest paid	0	0
Income taxes paid	$ 0	$ 0